Related Parties (Schedule of Balance Sheet) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Current assets		₪ 2,759	₪ 2,947
Current liabilities		1,826	1,678
Long-term loans for equity accounted investees (including current maturity)		2,511	2,911
Related parties [Member]
Disclosure of transactions between related parties [line items]
Current assets		5	3
Current liabilities		2	1
Long-term loans for equity accounted investees (including current maturity)	[1]	₪ 147

[1]	Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2019 and 2018, is NIS 10 million par value linked to the CPI and NIS 8 million par value linked to the CPI, respectively.